Subsequent Event (Details) € in Millions			12 Months Ended
	Apr. 03, 2018 USD ($)	Apr. 03, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Subsequent Event [Line Items]
Amounts drawn under credit facilities			$ 380,000,000	$ 395,000,000	$ 528,000,000
364-Day Term Loan Facility [Member]
Subsequent Event [Line Items]
Amounts drawn under credit facilities			$ 0
Subsequent Event [Member] | 364-Day Term Loan Facility [Member]
Subsequent Event [Line Items]
Amounts drawn under credit facilities	$ 492,400,000	€ 400.0
Subsequent Event [Member] | Fermacell GmbH [Member]
Subsequent Event [Line Items]
Consideration transferred | €		€ 473.0
Voting interest acquired (as percent)	100.00%	100.00%